Quarterly Financial Data Quarterly Financial Data (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Quarter Ended 31-Mar	Quarter Ended 30-Jun	Quarter Ended 30-Sep	Quarter Ended 31-Dec
2011
Net sales	$322.6	$338.8	$322.3	$317.6
Cost of products sold, excluding depreciation, amortization and other items	280.9	300.0	297.7	280.3
Restructuring costs and other (benefits) charges	—	—	(0.3)	—
Gross Profit	41.7	38.8	24.9	37.3
Operating income	19.8	14.7	4.9	15.6
Net income	$10.8	$4.1	$4.1	$6.1
Earnings per common share, Basic:
Net income per share	$0.57	$0.22	$0.21	$0.33
Earnings per common share, Diluted:
Net income per share	$0.57	$0.22	$0.21	$0.33
Common stock market price:
High	$52.77	$54.62	$56.30	$49.46
Low	$45.88	$46.37	$43.71	$40.26

	Quarter Ended 31-Mar	Quarter Ended 30-Jun	Quarter Ended 30-Sep	Quarter Ended 31-Dec
2010
Net sales	$267.5	$282.4	$263.4	$265.8
Cost of products sold, excluding depreciation, amortization and other items	232.0	255.9	229.3	229.6
Restructuring costs and other (benefits) charges	(0.6)	0.1	(0.4)	0.6
Gross Profit	36.1	26.4	34.5	35.6
Operating income	14.0	3.2	12.3	11.6
Net income (loss)	$8.3	$(0.4)	$5.0	$(0.9)
Earnings per common share, Basic:
Net income (loss) per share	$0.41	$(0.02)	$0.26	$(0.05)
Earnings per common share, Diluted:
Net income (loss) per share	$0.41	$(0.02)	$0.26	$(0.05)
Common stock market price:
High	$44.40	$41.63	$43.23	$52.00
Low	$32.83	$32.91	$33.90	$42.07